Intangible Assets, Net (Tables)	12 Months Ended
May 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net
Intangible assets, net, consisted of the following:

	As of May 31,
	2024	2025
	US$	US$
Intangible assets with indefinite lives:
Trademark	226	227
Intangible assets with finite lives:
Trademark	16,005	16,093
Courseware	1,192	1,199
Student base	11,935	12,022
Favorable lease	648	651
License	415	415
Copyright	2,210	2,223
Distribution channel	16,434	16,530

	49,065	49,360

Less: accumulated amortization	(31,648)	(37,393)
Exchange differences	1,255	1,053

	18,672	13,020